Fair Value, Assets and Liabilities, Valuation Techniques - Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Millions	Dec. 31, 2021 USD ($) $ / loan	Dec. 31, 2020 USD ($) uSDollarPerMMBtu uSDollarPerBarrel $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 5,318	$ 5,617
Other assets	1,548	1,778
Total assets at fair value on a nonrecurring basis	15,316	12,872
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	7,027	3,187
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,407	2,945
Other assets	175	428
Total insignificant level 3 assets		19
Total assets at fair value on a nonrecurring basis	2,914	4,673
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,407	1,628
Other assets	175
Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale		1,317
Fair value, inputs, level 3 [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	567	510
Fair value, inputs, level 3 [Member] | Residential [Member] | Non-government insured/guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	200	300
Fair value, inputs, level 3 [Member] | Residential [Member] | Government insured or guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 1,200	$ 2,600
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.002	0.003
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.783	0.855
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.256	0.315
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.006	0.006
Other assets, measurement input	0.002
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.120	0.119
Other assets, measurement input	0.044
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.033	0.030
Other assets, measurement input	0.029
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.040	0.019
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.045	0.019
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.040	0.019
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.004	0.004
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.456	0.450
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.048	0.081
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.054	0.083
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	1.000	1.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.389	0.425
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.206	0.200
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.055	0.054
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	150	150
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	3,381	3,377
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	2,771	2,779
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.116)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.018)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input		(0.031)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 765	$ 790
Other assets		417
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 5	91
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, other [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		$ 76
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.105	0.100
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.105	0.200
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.105	0.115
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 15	$ 844
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	2.0	0.1
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	3.3	10.9
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	2.8	5.0
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 745	$ 188
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(1.000)	(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.330)	(0.200)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.590)	(0.614)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.626)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		0.000
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.303)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.200)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, company risk factor [Member] | Valuation technique, other [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.577)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel		42
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel		48
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, crude oil price ($/barrel) [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerBarrel		47
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu		2
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu		2
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, natural gas price ($/MMBtu) [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input | uSDollarPerMMBtu		2